UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C. 20549
				  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: June 30, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID 83702
     13F File Number: 28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,		Place,			and Date of Signing:
Roderick MacKinnon	Boise, Idaho		July 31, 2003

Report Type (Check only one.):      [X]   13F HOLDING REPORT
				    [ ]   13F NOTICE
				    [ ]   13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    79
Form 13F Information Table Value Total:    $335,257
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     3391 77492.00 SH       SOLE                 77492.00
Acxiom Corp                    COM              005125109     2064 135350.00SH       SOLE                135350.00
Affiliated Computer Services I COM              008190100     1884 41200.00 SH       SOLE                 41200.00
AmSouth Bancorporation         COM              032165102     2302 105400.00SH       SOLE                105400.00
Applied Biosystems             COM              038020103      731 38400.00 SH       SOLE                 38400.00
AptarGroup Inc                 COM              038336103    11646 323500.00SH       SOLE                323500.00
Arrow Electronics, Inc         COM              042735100     2326 152600.00SH       SOLE                152600.00
BISYS Group Inc                COM              055472104     6024 327950.00SH       SOLE                327950.00
BJ's Wholesale Club, Inc       COM              15548J106     1205 80000.00 SH       SOLE                 80000.00
Baldor Electric                COM              057741100     5301 257316.00SH       SOLE                257316.00
Bank of America Corp           COM              060505104      310  3920.00 SH       SOLE                  3920.00
Beckman Coulter Inc            COM              075811109     5966 146800.00SH       SOLE                146800.00
Biomet, Inc                    COM              090613100     7377 257023.00SH       SOLE                257023.00
C R Bard                       COM              067383109     7373 103400.00SH       SOLE                103400.00
C.H. Robinson Wrldwd           COM              12541w100     3718 104900.00SH       SOLE                104900.00
CDW Corporation                COM              125129106     1899 41450.00 SH       SOLE                 41450.00
Certegy                        COM              156880106     5014 180687.00SH       SOLE                180687.00
Charles River Laboratories     COM              159864107     2014 62600.00 SH       SOLE                 62600.00
Charter One Financial          COM              160903100     4172 133801.00SH       SOLE                133801.00
Chevron Texaco Corp            COM              166764100      901 12478.00 SH       SOLE                 12478.00
ChoicePoint Inc                COM              170388102     2731 79099.99 SH       SOLE                 79099.99
Cintas Corp                    COM              172908105     4890 138025.00SH       SOLE                138025.00
Citigroup Inc                  COM              172967101      224  5230.88 SH       SOLE                  5230.88
Comcast Corp Cl A SPL          COM              20030N200      203  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109     6302 181450.00SH       SOLE                181450.00
Conmed Corp                    COM              207410101     1412 76800.00 SH       SOLE                 76800.00
Costco Wholesale Corp          COM              22160K105      763 20847.00 SH       SOLE                 20847.00
Danaher Corp                   COM              235851102    18559 272727.00SH       SOLE                272727.00
Donaldson Co                   COM              257651109    15491 348500.00SH       SOLE                348500.00
E.W. Scripps Company Cl A      COM              811054204     1038 11700.00 SH       SOLE                 11700.00
Edwards Lifesciences           COM              28176E108     3344 104060.00SH       SOLE                104060.00
Entercom Communications Corp   COM              293639100     1485 30300.00 SH       SOLE                 30300.00
Equifax Inc                    COM              294429105     7064 271675.00SH       SOLE                271675.00
Expeditors International       COM              302130109     1685 48900.00 SH       SOLE                 48900.00
Exxon Mobil Corp               COM              30231G102     1312 36539.79 SH       SOLE                 36539.79
Family Dollar Stores           COM              307000109     7558 198100.00SH       SOLE                198100.00
Fastenal Co.                   COM              311900104     2311 68090.00 SH       SOLE                 68090.00
Fifth Third Bancorp            COM              316773100     2278 39673.00 SH       SOLE                 39673.00
First Data Corp                COM              319963104    21652 522486.00SH       SOLE                522486.00
Fiserv, Inc                    COM              337738108    18247 511690.00SH       SOLE                511690.00
G&K Services, Inc              COM              361268105     1050 36000.00 SH       SOLE                 36000.00
General Electric Co            COM              0             2024 70585.00 SH       SOLE                 70585.00
Genzyme Corp                   COM              372917104     3430 81950.00 SH       SOLE                 81950.00
Health Management Associates I COM              421933102     2319 125700.00SH       SOLE                125700.00
Idex Corp                      COM              45167R104     8773 242070.00SH       SOLE                242070.00
Int'l Business Machines        COM              459200101     1041 12618.00 SH       SOLE                 12618.00
Intel Corp                     COM              458140100      249 11952.00 SH       SOLE                 11952.00
Johnson & Johnson              COM              478160104      293  5658.00 SH       SOLE                  5658.00
Jones Apparel Group Inc        COM              480074103     3077 105150.00SH       SOLE                105150.00
Keane Inc                      COM              486665102     1715 125800.00SH       SOLE                125800.00
Kroger Co                      COM              501044101      268 16050.00 SH       SOLE                 16050.00
Medimmune Inc                  COM              584699102     1273 35000.00 SH       SOLE                 35000.00
Merck & Co                     COM              589331107     1710 28242.00 SH       SOLE                 28242.00
Microsoft Corp                 COM              594918104      216  8434.00 SH       SOLE                  8434.00
National City Corp             COM              635405103     9530 291350.00SH       SOLE                291350.00
North Fork Bancorp             COM              659424105    15345 450517.00SH       SOLE                450517.00
Pactiv Corp                    COM              695257105     3897 197700.00SH       SOLE                197700.00
Patterson Dental Co.           COM              703412106     5212 114800.00SH       SOLE                114800.00
Pfizer Inc                     COM              717081103     2478 72570.00 SH       SOLE                 72570.00
Quest Diagnostics Inc          COM              74834L100     7323 114775.00SH       SOLE                114775.00
Robert Half Int'l Inc          COM              770323103     3407 179900.00SH       SOLE                179900.00
Royal Dutch Petroleum Co       COM              780257804      216  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100     3920 82250.00 SH       SOLE                 82250.00
Teleflex Inc                   COM              879369106     9306 218696.00SH       SOLE                218696.00
U.S. Bancorp                   COM              902973304    14429 588956.00SH       SOLE                588956.00
Universal Health Services      COM              913903100     8124 205050.00SH       SOLE                205050.00
Viacom Inc Cl B                COM              925524308     1670 38253.00 SH       SOLE                 38253.00
Viad Corp                      COM              92552R109     2306 103000.00SH       SOLE                103000.00
Washington Mutual Inc          COM              939322103      350  8473.30 SH       SOLE                  8473.30
Waters Corp                    COM              941848103     3815 130950.00SH       SOLE                130950.00
Wells Fargo & Co.              COM              949746101      319  6326.00 SH       SOLE                  6326.00
Westamerica Bancorp            COM              957090103     2434 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     4216 88700.00 SH       SOLE                 88700.00
Wyeth                          COM              983024100      551 12100.00 SH       SOLE                 12100.00
Zimmer Holdings Inc            COM              98956P102     3664 81330.00 SH       SOLE                 81330.00
Zions Bancorporation           COM              989701107    10419 205900.00SH       SOLE                205900.00
Franklin Templeton, Oregon Tax COM              354723785      232 19535.2200SH      SOLE               19535.2200
Lord Abbett Affiliated Fund Cl COM              544001100      360 30792.5780SH      SOLE               30792.5780
MFS Charter Income Trust       COM              552727109      133 15000.0000SH      SOLE               15000.0000